Goodwill and other intangibles - Key Assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Product pricing
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, monetary	$ 37
Product pricing | Decrease
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, percentage	0.01
Production volumes
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, monetary	$ 8
Production volumes | Decrease
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, percentage	0.05
Operating costs
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, monetary	$ 33
Operating costs | Increase
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, percentage	0.01